Income tax expense - Unabsorbed tax losses (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Unabsorbed tax losses
At beginning of financial period/year	$ 5,051,453	$ 2,280,329
Addition	1,307,641	1,697,541
At end of financial period/year	$ 6,359,094	$ 3,977,870